                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                         INVESCO VIF - CORE EQUITY FUND


                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
                  as supplemented June 12, 2003, June 30, 2003,
            August 14, 2003, September 30, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of

Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - DYNAMICS FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
     as supplemented August 1, 2003, December 4, 2003 and December 15, 2003

The following supplement supercedes and replaces in their entirety, the supplements dated December 4, 2003 and December 15, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

o L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

The following replaces the second paragraph under the heading "Investment Goals, Strategies, and Risks" of the prospectus:

               "The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - FINANCIAL SERVICES FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
                        as supplemented December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:


- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                            INVESCO VIF - GROWTH FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
               as supplemented June 12, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The reorganization of the INVESCO VIF Growth Fund into AIM V.I. Growth
     Fund;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of

Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                       INVESCO VIF - HEALTH SCIENCES FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
               as supplemented August 1, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - HIGH YIELD FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
               as supplemented June 12, 2003 and December 4, 2003


The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

- The reorganization of the INVESCO VIF High Yield Fund into AIM V.I. High Yield Fund, a series of AIM Variable Insurance Funds;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - LEISURE FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
                        as supplemented December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the Redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
               as supplemented June 12, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

- Changing the investment objective of the INVESCO VIF Real Estate Opportunity Fund to read: "The Fund's investment objective is to achieve high total return and making this new investment objective non-fundamental";

- Changing the fundamental investment restrictions of the INVESCO VIF Real Estate Opportunity Fund;

- Changing the name of the INVESCO VIF Real Estate Opportunity Fund to AIM V.I. Real Estate Fund;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                     INVESCO VIF - SMALL COMPANY GROWTH FUND

                       Supplement dated December 16, 2003
                     to the Prospectus dated April 30, 2003,
             as supplemented December 4, 2003 and December 15, 2003

The following supplement supercedes and replaces in their entirety, the supplements dated December 4, 2003 and December 15, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

The following replaces the second paragraph under the heading "Investment Goals, Strategies, and Risks" of the prospectus:

               "The Fund normally invests at least 80% of its net assets in small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy."

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - TECHNOLOGY FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
               as supplemented August 1, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - TELECOMMUNICATIONS FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
               as supplemented June 12, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

- The reorganization of the INVESCO VIF - Telecommunications Fund into INVESCO VIF-Technology Fund;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of

Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                         INVESCO VIF - TOTAL RETURN FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
        as supplemented June 12, 2003, June 30, 2003, August 14, 2003 and
                                December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - UTILITIES FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
             as supplemented November 20, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
     as Supplemented August 1, 2003, December 4, 2003 and December 15, 2003


The following supplement supercedes and replaces in their entirety, the supplements dated December 4, 2003 and December 15, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

- The reorganization of the INVESCO VIF Telecommunications Fund into INVESCO VIF Technology Fund;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds

Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

The following replaces the first paragraph under the heading "Investment Goals, Strategies, and Risks - Dynamics Fund" of the prospectus:

               "The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.


                           INVESCO VIF - DYNAMICS FUND
                         INVESCO VIF - CORE EQUITY FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                            INVESCO VIF - GROWTH FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - HIGH YIELD FUND
                           INVESCO VIF - LEISURE FUND
                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                     INVESCO VIF - SMALL COMPANY GROWTH FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                         INVESCO VIF - TOTAL RETURN FUND
                          INVESCO VIF - UTILITIES FUND


                       Supplement dated December 16, 2003
        to the Statement of Additional Information dated April 30, 2003, as supplemented June 12, 2003 and October 21, 2003


The following new section of the SAI is added immediately following the information appearing under the heading "FINANCIAL STATEMENTS":

"PENDING LITIGATION

A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix B."

The following new appendix to the SAI is added immediately following Appendix A:


"APPENDIX B

PENDING LITIGATION

The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO

TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100,
in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."